Long-term debt (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of long term debt

	June 30, 2025	June 30, 2024
Long-term loans	$52,739	$4,068
Construction loans	9,573	-
Highly Affected Sectors Credit Availability Program	648	759
Total	62,960	4,827
Less: current portion	9,170	448
Long-term portion	$53,790	$4,379

Schedule of estimated principal repayments	Estimated principal repayments for the Company’s long-term debt are as follows:

2025	$6,453
2026	9,492
2027	6,428
2028	12,242
2029 onwards	28,345
Total	$62,960